PENSION AND OTHER POSTRETIREMENT BENEFITS - Fair Value of Pension Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 16,173	$ 16,565	$ 16,594
Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,569	5,105	5,549
Honeywell common stock | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,400	3,283
Honeywell common stock | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,400	3,283
Honeywell common stock | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Honeywell common stock | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. equities | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	973	819
U.S. equities | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		209
U.S. equities | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	973	819
U.S. equities | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0
U.S. equities | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. equities | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		209
U.S. equities | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. equities | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0
Short-term investments | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	871	776
Short-term investments | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	325	385
Short-term investments | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	110	83
Short-term investments | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	51	68
Short-term investments | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	761	693
Short-term investments | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	274	317
Short-term investments | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Short-term investments | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Government securities | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,054	2,142
Government securities | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	986	1,317
Government securities | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Government securities | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Government securities | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,054	2,142
Government securities | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	986	1,317
Government securities | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Government securities | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Corporate bonds | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5,434	5,104
Corporate bonds | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	584	1,144
Corporate bonds | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	383	230
Corporate bonds | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Corporate bonds | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5,051	4,874
Corporate bonds | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	584	1,144
Corporate bonds | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Corporate bonds | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Mortgage/Asset-backed securities | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	722	790
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	9	18
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	722	790
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	9	18
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance contracts | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7	7
Insurance contracts | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	92	90
Insurance contracts | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance contracts | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance contracts | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7	7
Insurance contracts | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	92	90
Insurance contracts | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance contracts | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Direct private investments | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,478	1,337	1,293
Direct private investments | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,478	1,337
Direct private investments | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Direct private investments | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Direct private investments | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,478	1,337
Real estate properties | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,001	972	977
Real estate properties | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,001	972
Real estate properties | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Real estate properties | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Real estate properties | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,001	972
Total | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	3,866	4,415
Total | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	51	68
Total | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,595	8,506
Total | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,387	3,565
Total | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,479	2,309
Total | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,130	1,470
Total | Pension ongoing income—non-service | Fair Value, Inputs, Level 1, Level 2, and Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	14,940	15,230
Total | Pension ongoing income—non-service | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,568	5,103
Private funds | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,228	1,327
Private funds | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1	1
Real estate funds | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5	8
Real estate funds | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		1
Non-U.S. equities | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	442	436
Non-U.S. equities | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Non-U.S. equities | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	442	436
Non-U.S. equities | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance buy-in contracts | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,976	1,390	1,605
Insurance buy-in contracts | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,976	1,390
Insurance buy-in contracts | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance buy-in contracts | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance buy-in contracts | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,976	1,390
Private funds | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	154	78	74
Private funds | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	154	112
Private funds | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Private funds | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	34
Private funds | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	154	78
Real estate funds | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 0	2	$ 16
Real estate funds | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		2
Real estate funds | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0
Real estate funds | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0
Real estate funds | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		$ 2